Other Financial Assets and Liabilities - Summary of Other Financial Assets and Liabilities (Detail) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Other financial assets
Derivative financial instruments designated as hedges	$ 160	$ 248
Other financial assets	100	53
Financial instruments at fair value through other comprehensive income
Other financial assets	0	28
Total other financial assets	260	329
Current	154	209
Non-current	106	120
Other financial liabilities
Derivative financial instruments designated as hedges	126	74
Embedded derivative	188	35
Other financial liabilities	41	0
Total other financial liabilities	355	109
Current	152	67
Non-current	$ 203	$ 42